Impairment Charges (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Oct. 01, 2011	Dec. 31, 2011	Mar. 31, 2012	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Impaired Intangible Assets [Abstract]
Pretax Impairment Charge	$ 4	$ 10	$ 14	$ 14	$ 14	$ 15	$ 15
General Corporate Expenses
Impaired Intangible Assets [Abstract]
Pretax Impairment Charge					14
Tax Benefit					5
After Tax Charge					9
Food Service Other
Impaired Intangible Assets [Abstract]
Pretax Impairment Charge						15	15
Tax Benefit						5	5
After Tax Charge						$ 10	$ 10